Revenue from Contracts with Customers, Contract Balances (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contract with Customer, Asset and Liability [Abstract]
Accounts receivable	$ 459.1	$ 525.4
Contract assets	29.0	19.6
Contract liabilities	$ 51.7	$ 69.6	[1]

[1]	The Company adopted ASU 2016-02, Leases, on January 1, 2019 using the optional transition method. See Note 2 “New Accounting Standards” for further discussion of the adoption of ASU 2016-02 and Note 16 “Leases” for discussion of the Company’s operating and financing leases.